Related Party Disclosures - Summary Of Detailed Information About Board Member's Share Holdings Explanatory (Detail) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Peter Müller-Brühl [member]
Disclosure of transactions between related parties [line items]
Number Of Shares Issued	4,445	4,445	0
Joachim Horwath [member]
Disclosure of transactions between related parties [line items]
Number Of Shares Issued	220,527	220,527	0
Bulent Altan [member]
Disclosure of transactions between related parties [line items]
Number Of Shares Issued	1,136	1,136	0
StefanBerndtvonBlow [member]
Disclosure of transactions between related parties [line items]
Number Of Shares Issued	174	174	0